SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS, SUMMARY PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                                   --------
                      Deutsche Massachusetts Tax-Free Fund


EFFECTIVE IMMEDIATELY, THE FUND'S PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ARE AMENDED AS FOLLOWS:


Class B shares of the fund are no longer available for purchase, exchange or reinvestment of dividends.

               Please Retain This Supplement for Future Reference


November 17, 2015
PRO_SAISTKR-226

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